Payments, by Category - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Total	Alcoa Of Australia Limited [Member]	Alcoa World Alumina Brasil Limited [Member]	Alcoa Aluminio S A [Member]
Payments:
Taxes	$ 69.4	$ 69.2		$ 0.2
Royalties	70.9	56.5	$ 13.9	0.5
Fees	9.6	7.9	1.5	0.2
Infrastructure	2.1		2.1
Comm. Social Resp.	16.5	1.0	15.5
Total Payments	$ 168.5	$ 134.6	$ 33.0	$ 0.9